Sale of Joint Ventures	6 Months Ended
Jun. 27, 2014
Sale of Joint Ventures
2.	Sale of Joint Ventures

During the first quarter of 2014, the Company completed the sale of its 50% equity interest in two of its joint ventures for a total of $11.5 million. The sale of one of the joint ventures in the amount of $7.5 million was completed in January 2014 and the sale of the second joint venture in the amount of $4.0 million was completed in March 2014. The Company recorded a $3.5 million gain on the sale of the joint ventures, which is reported separately on the condensed consolidated statements of operations. The gain includes the recognition of $0.6 million of cumulative translation adjustments which had been recorded in accumulated other comprehensive income. The $0.6 million is reported separately in the condensed consolidated statements of comprehensive income. Terms of the sale include a supply agreement which will allow the Company to purchase product at established prices over the agreement’s three-year term.